Shareholders' equity (Details) - Schedule of option plan and compensation plan	9 Months Ended
Sep. 30, 2022 $ / shares shares
Shareholders' equity (Details) - Schedule of option plan and compensation plan [Line Items]
Grantees B8	4,813
Exercised B8	(20)
Cancelled B8	(58)
Current B8	4,735
B8 [Member]
Shareholders' equity (Details) - Schedule of option plan and compensation plan [Line Items]
Grant date B8	May 31, 2021
1st exercise date B8	Jun. 01, 2024
Strike price on the grant date (in reais) B8 (in Dollars per share) | $ / shares	$ 0.01
Grantees B8	363
Exercised B8	(10)
Cancelled B8	(29)
Current B8	324
C8 [Member]
Shareholders' equity (Details) - Schedule of option plan and compensation plan [Line Items]
Grant date B8	May 31, 2021
1st exercise date B8	Jun. 01, 2024
Strike price on the grant date (in reais) B8 (in Dollars per share) | $ / shares	$ 13.39
Grantees B8	363
Exercised B8	(10)
Cancelled B8	(29)
Current B8	324
B9 [Member]
Shareholders' equity (Details) - Schedule of option plan and compensation plan [Line Items]
Grant date B8	May 31, 2022
1st exercise date B8	Jun. 01, 2025
Strike price on the grant date (in reais) B8 (in Dollars per share) | $ / shares	$ 0.01
Grantees B8	2,163
Exercised B8
Cancelled B8
Current B8	2,163
C9 [Member]
Shareholders' equity (Details) - Schedule of option plan and compensation plan [Line Items]
Grant date B8	May 31, 2022
1st exercise date B8	Jun. 01, 2025
Strike price on the grant date (in reais) B8 (in Dollars per share) | $ / shares	$ 12.53
Grantees B8	1,924
Exercised B8
Cancelled B8
Current B8	1,924